Net Earnings (Loss) Per Share	12 Months Ended
May. 02, 2015
Net Earnings (Loss) Per Share
7.	Net Earnings (Loss) Per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, the Company’s unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan are considered participating securities. During periods of net income, the calculation of earnings per share for common stock are reclassified to exclude the income attributable to the unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan from the numerator and exclude the dilutive impact of those shares from the denominator. Diluted earnings per share for fiscal year 2015 were calculated using the two-class method for stock options, restricted stock and restricted stock units and the if-converted method for the preferred stock.

During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2014 and 2013, participating securities in the amounts of 3,048,040 and 2,859,084, respectively, were excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive. The Company’s outstanding dilutive stock options of 31,778 and 55,977, for fiscal 2014 and 2013, respectively, and accretion/payments of dividends on preferred shares were also excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive.

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Numerator for basic income (loss) per share:
Net income (loss) attributable to Barnes & Noble, Inc.	$36,596	(47,268)	(157,806)
Preferred stock dividends	(15,767)	(16,028)	(15,767)
Accretion of dividends on preferred stock	(7,339)	(3,032)	(2,266)
Less allocation of earnings and dividends to participating securities	(739)	—	—

Net income (loss) available to common shareholders	$12,751	(66,328)	(175,839)
Numerator for diluted income (loss) per share:
Net income (loss) available to common shareholders	$12,751	(66,328)	(175,839)
Preferred stock dividends (a)	—	—	—
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of earnings and dividends to participating securities	739	—	—
Less diluted allocation of earnings and dividends to participating securities	(738)	—	—

Net income (loss) available to common shareholders	$12,752	(66,328)	(175,839)
Denominator for basic income (loss) per share:
Basic weighted average common shares	60,842	58,971	58,247
Denominator for diluted income (loss) per share:
Basic weighted average shares	60,842	58,971	58,247
Preferred shares (a)	—	—	—
Average dilutive options	86	—	—

Diluted weighted average shares	60,928	58,971	58,247
Income (loss) per common share:
Basic	$0.21	(1.12)	(3.02)
Diluted	$0.21	(1.12)	(3.02)

(a)	Although the Company was in a net income position during the 52 weeks ended May 2, 2015, the dilutive effect of the Company’s convertible preferred shares were excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.